RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2014
Related Party Transactions Tables
Summary of related party transactions

During the years ended August 31, 2014 and 2013, the Company had the following related party transactions:

	2014		2013
	Shares	Amount	Shares	Amount
Common stock issued for directors and officers' fees	63,333	$148,999	-	$-

Common stock issued for consulting and payroll services- Related parties	167,139	295,709	-	$-
	230,472	$444,708	-	$-